Related Party Transactions (Details Narrative) (10 K) - KRW (₩) ₩ in Thousands			12 Months Ended
	Feb. 26, 2018	Feb. 25, 2018	Dec. 31, 2015	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Due from related parties						₩ 164,000
Due to related party				₩ 71,279	45,980	18,895
Officers and Employees [Member]
Due from related parties						₩ 290,812
Debt instrument, interest rate					4.60%	6.90%
Min Sik Park [Member]
Debt instrument, interest rate					9.50%
Due to related party			₩ 53,000			₩ 18,895
Debt instrument maturity date			Dec. 30, 2018
Ung Gyu Kim [Member]
Debt instrument, interest rate	4.60%	4.60%
Due to related party	₩ 237,740	₩ 141,216		₩ 71,279	₩ 45,980
Debt instrument maturity date	Feb. 25, 2019	Jun. 25, 2020